Contingently Redeemable Preferred Units	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
EOS ENERGY STORAGE, LLC [Member]
Contingently Redeemable Preferred Units

13. Contingently Redeemable Preferred Units

As of June 30, 2020, the Company has outstanding Series C, Series D, and 2019-2020 Bridge Preferred Units, which were issued at $1.10, $1.75, and $0.50 per unit, respectively.

Pursuant to the LLC Agreement, the rights and privileges of the Preferred Members are as follows:

Voting — The Preferred Members are entitled to vote together with the holders of Common Units on all matters submitted for members’ vote. Additionally, the Preferred Members occupy a majority of the seats of the Board of Directors and can therefore control all decisions subject to the Board’s vote.

Preferred Members possess substantial decision-making power with respect to Company’s operations and capital structure. The following actions require a majority vote of the Preferred Members:

•        Pay any dividend on any Units

•        Agree or enter into a merger, sale of a material portion of the Assets, or other corporate reorganization or acquisition or any other transaction resulting in a change of control of the Company.

•        Create or authorize the creation of any debt security, guarantee, or instrument with similar effect in excess of $1,000,000, outside the normal course of business.

•        Enter new lines of business or exit the current line of business.

•        Enter into an exclusive agreement or arrangement to manufacture or sell the Company’s technology.

•        Sell, assign, transfer, pledge, or encumber material technology or material intellectual property.

•        Take any action which deviates from the current budget approved by the Board of Directors by more than 15%.

Preferred Liquidation Preference — In the event of the termination of the Company or a Company Sale (as defined within the LLC agreement) the holders of the Preferred Units are entitled to receive for each outstanding unit an amount equal to the greater of: 1) the original issuance price per unit plus an 8% liquidation preference, accrued from the issuance date and (2) the amount which would have been payable to such Preferred Member had the Preferred Units been converted into Common Units in connection with a termination or Company Sale.

After payment of the Preferred Liquidation Preference, any remaining proceeds are distributed proportionally to the Common Unit holders. A Company Sale is defined as a sale of Units, sale of Assets, merger, recapitalization, reorganization or otherwise, pursuant to which one or more third parties (other than Voting Members) shall own in excess of fifty percent of the Voting Units or assets of the Company. As of June 30, 2020 and December 31, 2019, the Preferred Liquidation Preference was $143,135 and $136,816, respectively. Because the occurrence of a Company Sale is not probable, the Company concluded the Preferred Units are not probable of becoming redeemable. Therefore, the carrying value has not been remeasured to the Preferred Liquidation Preference.

The occurrence of a Company Sale requires the approval of both the Board of Directors and Preferred Members. Therefore, the liquidation provisions are considered contingent redemption provisions as there are certain elements that are not solely within the control of the Company. Accordingly, the Preferred Units have been presented in the mezzanine section of the consolidated balance sheet.

Conversion — The Preferred Units are convertible at any time, at the option of the holder, into Common Units of the Company. Upon an optional conversion, distributions payable on such Preferred Units that have been declared but remain unpaid, shall be converted into Common Units. Upon the closing of a Qualified Public Offering (as defined within the LLC Agreement), Preferred Units will automatically convert to common stock.

The Preferred Units are initially convertible on a one-to-one basis into Common Units, subject to certain adjustments for unit splits and combinations. The Preferred Units are also subject to full-ratchet, anti-dilution price protection (a “down round” provision). Under that provision, if the Company issues Common Units at an effective price that is less than the conversion price (the “Dilutive Price”), then the conversion price of the Preferred Units is automatically reduced to be equal to the Dilutive Price. The effect of that reduction is that, upon the issuance of either Common Units or securities convertible into Common Units, at a Dilutive Price, the Preferred Units would be convertible into a greater number of Common Units.

2019 Bridge Preferred Units

As discussed at Note 11, the Company entered into subscription agreements to sell Preferred Units to the Holders a price of $0.50 per unit concurrently with the issuance of the 2019 Phase II Notes, which resulted in the issuance of approximately 12,000,000 Preferred Units (the “2019 Bridge Preferred Units”). The Company recognized $2,031 attributable to the 2019 Bridge Preferred Units based on the allocated fair value of cash proceeds.

Upon the issuance of 2019 Bridge Preferred Units the down round provision was triggered for the Series C and Series D Preferred Units whereby the conversion price was adjusted from $1.10 and $1.75, respectively to $0.50 per Common Unit, which resulted in approximately 144,200,000 additional Common Units being issuable upon conversion of the Series C and Series D Preferred Units. As the fair value a Common Unit was determined to be less than $0.50 on both 1) the original issuance date of the Series C and Series D Preferred Units and 2) immediately following the issuance of the Bridge Preferred Units, the down round did not trigger a BCF. Therefore, a deemed dividend was not recognized.

As of June 30, 2020 and December 31, 2019, the Preferred Units were convertible into approximately 228,000,000 and 224,900,000 Common Units, respectively. During the periods ended June 30, 2020 and 2019, activity attributable to the Preferred Units was as follows:

	Preferred Units
	Units	Amount
Balance, December 31, 2019	80,707	$109,365
Contributions allocated to preferred units	3,026	476
Balance, June 30, 2020	83,732	$109,841
	Preferred Units
	Units	Amount
Balance, December 31, 2018	68,716	$105,548
Discount on convertible notes, beneficial conversion feature	—	1,799
Contributions allocated to preferred units	800	139
Balance, June 30, 2019	69,516	$107,486

13. Contingently Redeemable Preferred Units

As of December 31, 2019, the Company has outstanding Series C, Series D, and 2019 Bridge Preferred Units, which were issued at $1.10, $1.75, and $0.50 per unit, respectively.

Pursuant to the LLC Agreement, the rights and privileges of the Preferred Members are as follows:

Voting — The Preferred Members are entitled to vote together with the holders of Common Units on all matters submitted for members’ vote. Additionally, the Preferred Members occupy a majority of the seats of the Board of Directors and can therefore control all decisions subject to the Board’s vote.

The following actions require a majority vote of the Preferred Members:

•        Pay any dividend on any Units

•        Agree or enter into a merger, sale of a material portion of the Assets, or other corporate reorganization or acquisition or any other transaction resulting in a change of control of the Company.

•        Create or authorize the creation of any debt security, guarantee, or instrument with similar effect in excess of $1,000,000, outside the normal course of business.

•        Enter new lines of business or exit the current line of business.

•        Enter into an exclusive agreement or arrangement to manufacture or sell the Company’s technology.

•        Sell, assign, transfer, pledge, or encumber material technology or material intellectual property.

•        Take any action which deviates from the current budget approved by the Board of Directors by more than 15%.

Preferred Liquidation Preference — In the event of the termination of the Company or a Company Sale (as defined within the LLC agreement) the holders of the Preferred Units are entitled to receive for each outstanding unit an amount equal to the greater of: 1) the original issuance price per unit plus an 8% liquidation preference, accrued from the issuance date and (2) the amount which would have been payable to such Preferred Member had the Preferred Units been converted into Common Units in connection with a termination or Company Sale.

After payment of the Preferred Liquidation Preference, any remaining proceeds are distributed proportionally to the Common Unit holders. A Company Sale is defined as a sale of Units, sale of Assets, merger, recapitalization, reorganization or otherwise, pursuant to which one or more third parties (other than Voting Members) shall own in excess of fifty percent of the Voting Units or assets of the Company. As of December 31, 2019 and 2018, the Preferred Liquidation Preference was $136,816 and $121,870, respectively. Because the occurrence of a Company Sale is not probable, the Company concluded the Preferred Units are not probable of becoming redeemable. Therefore, the carrying value has not been remeasured to the Preferred Liquidation Preference.

The occurrence of a Company Sale requires the approval of both the Board of Directors and Preferred Members. Therefore, the liquidation provisions are considered contingent redemption provisions as there are certain elements that are not solely within the control of the Company. Accordingly, the Preferred Units have been presented in the mezzanine section of the consolidated balance sheet.

Conversion — The Preferred Units are convertible at any time, at the option of the holder, into Common Units of the Company. Upon an optional conversion, distributions payable on such Preferred Units that have been declared but remain unpaid, shall be converted into Common Units. Upon the closing of a Qualified Public Offering (as defined within the LLC Agreement), Preferred Units will automatically convert to common stock.

The Preferred Units are initially convertible on a one-to-one basis into Common Units, subject to certain adjustments for unit splits and combinations. The Preferred Units are also subject to full-ratchet, anti-dilution price protection (a “down round” provision). Under that provision, if the Company issues Common Units at an effective price that is less than the conversion price (the “Dilutive Price”), then the conversion price of the Preferred Units is automatically reduced to be equal to the Dilutive Price. The effect of that reduction is that, upon the issuance of either Common Units or securities convertible into Common Units, at a Dilutive Price, the Preferred Units would be convertible into a greater number of Common Units.

2019 Bridge Preferred Units

As discussed at Note 11, the Company entered into subscription agreements to sell Preferred Units to the Holders a price of $0.50 per unit concurrently with the issuance of the 2019 Phase II Notes, which resulted in the issuance of approximately 12,000,000 Preferred Units (the “2019 Bridge Preferred Units”). The Company recognized $2,031 attributable to the 2019 Bridge Preferred Units based on the allocated fair value of cash proceeds.

Upon the issuance of 2019 Bridge Preferred Units, the down round provision was triggered for the Series C and Series D Preferred Units whereby the conversion price was adjusted from $1.10 and $1.75, respectively to $0.50 per Common Unit, which resulted in approximately 144,200,000 additional Common Units being issuable upon conversion of the Series C and Series D Preferred Units. As the fair value a Common Unit was determined to be less than $0.50 on both 1) the original issuance date of the Series C and Series D Preferred Units and 2) immediately following the issuance of the Bridge Preferred Units, the down round did not trigger a BCF. Therefore, a deemed dividend was not recognized.

As of December 31, 2019 and 2018, the Preferred Units were convertible into approximately 224,900,000 and 68,700,000 Common Units, respectively. During the years ended December 31, 2019 and 2018, activity attributable to the Preferred Units was as follows:

	Preferred Units
	Units	Amount
Balance, December 31, 2017	50,970	$74,776
Contributions	14,367	24,854
Conversion of notes payable	3,379	5,918
Balance, December 31, 2018	68,716	$105,548
Contributions allocated to preferred units	11,991	2,031
Discount on convertible notes, beneficial conversion feature	—	1,786
Balance, December 31, 2019	80,707	$109,365